Assets and Liabilities Held for Sale Continued (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets And Liabilities Held For Sale Current [Abstract]
Cash and cash equivalents	$ 0	$ 11
Trade and other receivables	0	2
Inventories	0	1
Property, plant and equipment	1	2
Trade and other payables	0	(3)
Net assets	$ 1	$ 13